Inventory - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Work in progress	$ 961,590	$ 930,107
Raw materials and supplies	259,581	232,407
Inventory reserve	(99,920)	(242,995)	$ (143,193)
Total	$ 1,121,251	$ 919,519